Commitments	12 Months Ended
Jun. 30, 2021
Disclosure of commitments [Abstract]
Commitments	Commitments
The Group has contractual commitments for services with third-parties related to its cloud services platform and data centers. These commitments are non-cancellable and expire within one to two years. The Group also has capital purchase obligations for the construction or purchase of property and equipment. Additionally, there is lease commitment that the Group has entered but the lease has not yet commenced.
The following table sets forth contractual commitments as of June 30, 2021 and 2020:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Capital purchase obligations	$11,076	$9,781
Other purchase obligations	114,060	235,002
Obligations for leases that have not yet commenced	88,855	94,345
Total purchase obligation	$213,991	$339,128
Maturities of purchase obligations as of June 30, 2021 were as follows:

	Capital purchase obligations	Other purchase obligations	Obligations for leases that have not yet commenced	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2022	$11,076	$57,393	$1,438	$69,907
Year ending 2023 - 2024	—	56,667	12,432	69,099
Year ending 2025 - 2026	—	—	14,224	14,224
Thereafter	—	—	60,761	60,761
Total commitments	$11,076	$114,060	$88,855	213,991